UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street New York, NY, 10041

(Fund Address)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Servicing 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1 – Schedule of Investments

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON GLOBAL OPPORTUNITIES BOND FUND

(FORMERLY KNOWN AS GLOBAL OPPORTUNITIES BOND FUND)

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders 1

Portfolio of Investments

Legg Mason Global Opportunities Bond Fund

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par†		Value
Long-Term Securities — 93.0%
U.S. Government and Agency Obligations — 11.6%
Fixed Rate Securities — 11.6%
Fannie Mae	6.000%	4/18/36	4,790,000		$5,132,911	A
United States Treasury Bonds	4.500%	5/15/38	22,409,000		24,114,191

Total U.S. Government and Agency Obligations (Cost — $29,693,468)					29,247,102

Foreign Government Obligations — 40.3%
Bank Negara Malaysia Monetary Notes	3.833%	9/28/11	2,490,000	MYR	737,375
Canadian Government Bond	6.000%	6/1/11	6,390,000	CAD	6,458,166
Federal Republic of Germany	4.000%	1/4/37	1,085,000	EUR	1,594,751
Federative Republic of Brazil	12.500%	1/5/16	15,365,000	BRL	9,550,687
Government of Indonesia	11.000%	11/15/20	19,830,000,000	IDR	2,154,119
Government of Indonesia	9.500%	7/15/23	14,620,000,000	IDR	1,398,359
Government of Indonesia	10.000%	9/15/24	27,900,000,000	IDR	2,737,378
Government of Malaysia	3.756%	4/28/11	21,295,000	MYR	6,286,061
Government of Malaysia	3.718%	6/15/12	14,438,000	MYR	4,268,600
Government of New Zealand	6.000%	4/15/15	4,955,000	NZD	3,691,584
Government of Poland	5.250%	10/25/17	28,985,000	PLN	9,558,727
Mexican Bonos	7.750%	12/14/17	50,540,000	MXN	3,720,010
Mexican Bonos	7.500%	6/3/27	74,600,000	MXN	5,058,329
New South Wales Treasury Corp.	5.500%	3/1/17	15,655,000	AUD	13,526,369
New South Wales Treasury Corp.	6.000%	4/1/19	5,421,000	AUD	4,786,303
Province of Ontario	6.250%	6/16/15	730,000	NZD	526,315
Queensland Treasury Corp.	6.000%	10/14/15	6,330,000	AUD	5,670,757
Republic of South Africa	10.500%	12/21/26	22,201,000	ZAR	3,399,671
Swedish Government	5.500%	10/8/12	32,640,000	SEK	5,152,056
United Kingdom Treasury Bond	4.000%	9/7/16	610,000	GBP	1,034,840
United Kingdom Treasury Bond	4.250%	3/7/36	6,445,000	GBP	10,531,797

Total Foreign Government Obligations (Cost — $101,875,722)					101,842,254

Yankee BondsB — 4.2%
Electric Utilities — 0.9%
E. ON International Finance BV	6.650%	4/30/38	1,845,000		2,158,032	C

Electronic Equipment, Instruments & Components — 1.4%
Tyco Electronics Group SA	6.550%	10/1/17	1,710,000		1,790,060
Tyco Electronics Group SA	7.125%	10/1/37	1,750,000		1,798,717

					3,588,777

Oil, Gas and Consumable Fuels — 1.0%
Shell International Finance BV	6.375%	12/15/38	2,095,000		2,487,714

Pharmaceuticals — 0.9%
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,200,000		2,342,030

Total Yankee Bonds (Cost — $9,667,398)					10,576,553

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Global Opportunities Bond Fund - Continued

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — 23.3%
Beverages — 0.9%
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	1,830,000		$2,165,366	C

Biotechnology — 0.8%
Biogen Idec Inc.	6.875%	3/1/18	1,770,000		1,943,166

Capital Markets — 0.7%
The Goldman Sachs Group Inc.	6.750%	10/1/37	1,811,000		1,869,008

Commercial Banks — 1.7%
Fifth Third Bancorp	8.250%	3/1/38	2,490,000		2,320,720
Korea Development Bank	8.000%	1/23/14	1,740,000		1,988,663

					4,309,383

Communications Equipment — 1.2%
Cisco Systems Inc.	5.900%	2/15/39	2,695,000		2,917,265

Computers and Peripherals — 0.4%
Dell Inc.	6.500%	4/15/38	1,060,000		1,106,651

Consumer Finance — 2.3%
American Express Credit Corp.	5.125%	8/25/14	5,580,000		5,772,047

Diversified Financial Services — 1.9%
General Electric Capital Corp.	7.625%	12/10/14	3,200,000	NZD	2,345,554
Svensk Exportkredit AB	7.625%	7/10/14	3,290,000	NZD	2,490,744

					4,836,298

Food and Staples Retailing — 1.4%
Wal-Mart Stores Inc.	6.500%	8/15/37	1,715,000		2,001,594
Wal-Mart Stores Inc.	6.200%	4/15/38	1,347,000		1,532,957

					3,534,551

Food Products — 1.2%
Kraft Foods Inc.	7.000%	8/11/37	2,655,000		2,957,566

Health Care Equipment and Supplies — 0.5%
Covidien International Finance SA	6.550%	10/15/37	971,000		1,152,095

Health Care Providers and Services — 1.5%
UnitedHealth Group Inc.	6.625%	11/15/37	3,023,000		3,230,614
UnitedHealth Group Inc.	6.875%	2/15/38	525,000		579,512

					3,810,126

Insurance — 0.6%
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,395,000		1,503,747

Media — 3.8%
Comcast Corp.	6.450%	3/15/37	335,000		354,728
Comcast Corp.	6.950%	8/15/37	1,270,000		1,417,526
Comcast Corp.	6.550%	7/1/39	2,200,000		2,350,977

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Time Warner Cable Inc.	7.300%	7/1/38	3,580,000	$4,132,072
Viacom Inc.	6.875%	4/30/36	1,385,000	1,463,107

				9,718,410

Multiline Retail — 0.3%
Target Corp.	6.500%	10/15/37	775,000	867,113

Oil, Gas and Consumable Fuels — 0.6%
ConocoPhillips	6.500%	2/1/39	1,320,000	1,521,623

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,675,000	1,920,617
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,910,000	2,251,695

				4,172,312

Software — 0.9%
Oracle Corp.	6.500%	4/15/38	2,013,000	2,333,333

Water Utilities — 0.9%
American Water Capital Corp.	6.593%	10/15/37	2,252,000	2,353,507

Total Corporate Bonds and Notes (Cost — $54,078,201)				58,843,567

Mortgage-Backed Securities — 13.6%
Fixed Rate Securities — 12.1%
Citigroup Mortgage Alternative Loan Trust 2007-A4 1A5	5.750%	4/25/37	1,461,906	1,092,273
Countrywide Alternative Loan Trust 2005-J1 3A1	6.500%	8/25/32	730,875	657,788
Countrywide Alternative Loan Trust 2005-26CB A6	5.500%	7/25/35	1,795,000	1,242,486
Countrywide Alternative Loan Trust 2005-J10 1A16	5.500%	10/25/35	1,310,000	870,158
Countrywide Alternative Loan Trust 2005-46CB A20	5.500%	10/25/35	1,023,148	674,775
Countrywide Alternative Loan Trust 2006-43CB 1A6	6.000%	2/25/37	1,716,677	1,212,997
Countrywide Alternative Loan Trust 2007-22 2A16	6.500%	9/25/37	2,784,892	1,806,698
Countrywide Home Loans 2007-3 A12	6.000%	4/25/37	1,680,000	1,186,191
Countrywide Home Loans 2005-7 A2	5.750%	5/25/37	1,635,000	1,103,816
Credit Suisse Mortgage Capital Certificates 2007-2 3A4	5.500%	3/25/37	2,415,000	1,860,548
Credit Suisse Mortgage Capital Certificates 2008-2R 1A1	6.000%	7/25/37	2,193,692	1,480,742	C
JPMorgan Alternative Loan Trust 2008-R2 A1	6.000%	11/25/36	2,639,164	1,755,044	C
JPMorgan Alternative Loan Trust 2008-R4 1A1	6.000%	12/27/36	5,128,106	3,835,817	C
MASTR Resecuritization Trust 2008-1 A1	6.000%	9/27/37	1,470,440	1,222,877	C
Prime Mortgage Trust 2006-2 1A14	6.250%	11/25/36	1,003,457	805,392
RBSGC Mortgage Pass Through Certificates 2008-A A1	5.500%	11/25/35	2,283,033	1,680,170	C
WaMu Mortgage Pass-Through Certificates 2005-6 2A1	5.500%	8/25/35	1,007,000	725,131
Wells Fargo Mortgage Backed Securities Trust 2007-11 A36	6.000%	8/25/37	4,220,000	3,427,220
Wells Fargo Mortgage Backed Securities Trust 2007-11 A88	6.000%	8/25/37	1,985,290	1,687,544
Wells Fargo Mortgage Backed Securities Trust 2007-11 A90	6.000%	8/25/37	1,106,934	937,111

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Global Opportunities Bond Fund - Continued

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Wells Fargo Mortgage Backed Securities Trust 2007-11 A96	6.000%	8/25/37	1,573,701	$1,298,303

				30,563,081

Variable Rate SecuritiesD — 1.5%
Deutsche Mortgage Securities Inc. 2008-RS1 3A1	5.650%	8/28/36	1,807,567	1,044,090	C
Deutsche Mortgage Securities Inc. 2007-RS8 3A1	5.650%	9/28/36	1,739,911	1,022,637	C
MASTR Resecuritization Trust 2008-4 A1	6.000%	6/27/36	1,754,569	1,254,553	C
Thornburg Mortgage Securities Trust 2005-3 B1	5.113%	10/25/35	1,439,269	393,414
Thornburg Mortgage Securities Trust 2005-4 B1	5.304%	12/25/35	554,400	156,415

				3,871,109

Total Mortgage-Backed Securities (Cost — $42,836,911)				34,434,190

Total Long-Term Securities (Cost — $238,151,700)				234,943,666

Short-Term Securities — 4.9%
Repurchase Agreements — 4.9%
Bank of America repurchase agreement, 0.01% due 10/1/09 dated 9/30/09; Proceeds at maturity - $6,279,406; (Fully collateralized by U.S. government agency obligation, 5.648% due 11/27/37; Market value - $6,527,972)			6,279,404	6,279,404
JPMorgan Chase & Co. repurchase agreement, 0.01% due 10/1/09 dated 9/30/09; Proceeds at maturity - $6,279,406; (Fully collateralized by various U.S. government agency obligations, 3.375% to 5.125% due 10/20/10 to 8/19/24; Market value - $6,407,100)			6,279,404	6,279,404

Total Short-Term Securities (Cost — $12,558,808)				12,558,808

Total Investments — 97.9% (Cost — $250,710,508)E				247,502,474
Other Assets Less Liabilities — 2.1%				5,315,466

Net Assets — 100.0%				$252,817,940

Broker		Contract to
	Settlement Date	Receive		Deliver		Unrealized Gain/(Loss)
Citibank NA	10/16/2009	NOK	36,181,000	USD	$5,746,372	$517,537
Morgan Stanley London FX	10/26/2009	SEK	50,379,000	USD	6,657,290	580,448
HSBC Bank USA	11/4/2009	CAD	4,804,000	USD	4,504,074	(12,474)
HSBC Bank USA	11/4/2009	USD	2,362,018	CAD	2,590,000	(59,557)
Barclays Bank PLC	11/9/2009	USD	7,169,631	AUD	8,662,000	(448,512)
Barclays Bank PLC	11/12/2009	USD	2,375,143	NZD	3,576,000	(201,404)
Barclays Bank PLC	11/23/2009	TRY	3,404,000	USD	2,130,829	140,847
HSBC Bank USA	12/4/2009	GBP	13,906,000	USD	22,571,176	(342,303)
Citibank NA	12/4/2009	USD	809,084	EUR	569,000	(23,971)
HSBC Bank USA	1/7/2010	KRW	11,485,660,000	USD	9,122,370	611,699
Barclays Bank PLC	3/17/2010	TRY	7,587,000	USD	4,959,083	(2,064)

						$760,246

Quarterly Report to Shareholders 5

A	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
B	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 6.97% of net assets.
D	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
E	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,098,965
Gross unrealized depreciation	(15,306,999)

Net unrealized depreciation	$(3,208,034)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar
TRY	— Turkish Lira
ZAR	— South African Rand

Notes to Schedule of Investments (unaudited)

Organization and Significant Accounting Policies

Legg Mason Charles Street Trust, Inc., (“Corporation”) of which Legg Mason Global Opportunities Bond Fund (formerly known as Global Opportunities Bond Fund) (the “Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end non-diversified management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

If a security is traded on more than one market, which may include foreign markets, the security is generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†	—	$234,943,666	—	$234,943,666
Short-term securities†	—	12,558,808	—	12,558,808

Total investments	—	247,502,474	—	247,502,474

Other financial instruments:
Forward currency contracts	—	760,246	—	760,246

Total	—	$248,262,720	—	$248,262,720

† See Portfolio of Investments for additional detailed categorizations

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern Time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Forward Foreign Currency Contracts

The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Credit and Market Risk

Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$1,850,531	$(1,090,285)	$760,246

The Fund had average market values of $9,160,599 and $69,841,789 in forward foreign currency contracts (to sell) and forward foreign currency contracts (to buy), respectively, during the period ended September 30, 2009.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President, Legg Mason Charles Street Trust, Inc.

Date: November 24, 2009

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Charles Street Trust, Inc.

Date: November 24, 2009